Omnibus Incentive Compensation Plan (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 23, 2015 shares	Dec. 31, 2015 USD ($)	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	$ 525	$ 0
Total compensation cost related to non vested awards	$ 2,584
Expected period of recognition for unrecognized compensation cost	2 years 6 months
Value of unvested units accrued distribution	$ 266
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized | shares					1,650,000	800,000	500,000
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares			240,000
Number of annual installments			3
Partnerships Omnibus Incentive Compensation Plan Non-Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares			610,000
Vesting date of remaining awards			December 31, 2018
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	219	0
Total compensation cost related to non vested awards	1,325			$ 1,325
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	306	$ 0
Total compensation cost related to non vested awards	$ 3,367			$ 3,367